Note 5 - Stockholders' Equity - Option Activity (FY) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Outstanding (in shares)	76,064	136,105
Outstanding, weighted average exercise price (in dollars per share)	$ 27.35	$ 40.07
Nonvested, forfeited, canceled (in shares)
Forfeited, canceled, weighted average grant date fair value (in dollars per share)
Forfeited, canceled (in shares)	(8,163)	(60,041)
Forfeited, canceled, weighted average exercise price (in dollars per share)	$ 143.62	$ 56.19
Nonvested, forfeited, canceled (in shares)
Forfeited, canceled, weighted average grant date fair value (in dollars per share)
Outstanding (in shares)	67,901	76,064
Outstanding, weighted average exercise price (in dollars per share)	$ 13.37	$ 27.35
Nonvested, forfeited, canceled (in shares)
Forfeited, canceled, weighted average grant date fair value (in dollars per share)